Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000171065 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Trading Symbol	BBHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.00% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE BofA US High Yield Index (the "Index") returned 7.02% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  Compared to the Index, retailers, cable satellite and industrial/other sectors detracted from the Fund’s performance. Relative underperformance was partially offset by the midstream, consumer products and wireless sectors.
  The Fund generally maintains similar sector weightings to the Index, with modest deviations in certain subsectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value	September 14, 2016	7.00%	4.25%	4.91%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.76
ICE BofA US High Yield Index		7.02	4.51	5.45

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 625,175,313
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 431,182
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$625,175,313
Total number of portfolio holdings	1,560
Portfolio turnover rate	31%
Total advisory fees paid	$431,182

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000172198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Income ETF
Class Name	JPMorgan Ultra-Short Income ETF
Trading Symbol	JPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Income ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 4.72% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.04% for the twelve months ended February 28, 2026.
  The period was marked by notable volatility in bond markets, with the 2-year U.S. Treasury yield declining from 3.99% to 3.38%, as the Federal Reserve cut rates by 75 basis points (bps) in 2025, supporting a favorable environment for short-term fixed income.
  Credit spreads, measured by the Bloomberg US Corporate 1-3 Year Index option-adjusted spread (OAS), traded between 44 and 87 bps but finished the year unchanged at 51 bps. Spread volatility was primarily driven by Liberation Day and tariff concerns, though strong demand and solid fundamentals kept spreads stable.
  Relative to the Index, the Fund’s longer duration and higher income were the main drivers of positive relative performance. Out-of-index allocations to corporate debt, money market securities, collateralized loan obligations (CLOs) and asset-backed securities (ABS) added high-quality additional carry and diversification.
  Long spread-duration exposure added value, as the Fund capitalized on spread widening to purchase attractively priced credit, which tightened as robust demand absorbed new supply. Credit performance was further supported by steady earnings, leverage ratio steadiness and healthy balance sheets, despite increased capital expenditures and tariff pressure.
  Portfolio positioning remained defensive yet opportunistic, with the Fund maintaining a duration of 0.66–0.76 years and focusing on high-quality, investment-grade corporates, callable banks and floating-rate notes for carry and income. The Fund selectively added longer credit aligned with the rate outlook, while AAA-rated ABS and CLOs provided diversification and attractive spreads.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF - Net Asset Value	May 17, 2017	4.72%	3.49%	2.99%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.93
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.49

Performance Inception Date	May 17, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 37,607,164,402
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 57,452,618
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$37,607,164,402
Total number of portfolio holdings	828
Portfolio turnover rate	63%
Total advisory fees paid	$57,452,618

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000172241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Bond Opportunities ETF
Class Name	JPMorgan International Bond Opportunities ETF
Trading Symbol	JPIB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Bond Opportunities ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.85% for the twelve months ended February 28, 2026. The Bloomberg Multiverse ex-USA (USD Hedged) Index (the "Index") returned 4.29% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to relative performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to relative performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  The Fund’s duration positioning contributed to relative performance, along with its FX exposure.
  The Fund’s minor allocation to securitized products marginally added to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF - Net Asset Value	April 5, 2017	7.85%	3.28%	3.88%
Bloomberg Multiverse ex-USA (USD Hedged) Index		4.29	1.64	2.62

Performance Inception Date	Apr. 05, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,800,997,756
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 5,465,049
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,800,997,756
Total number of portfolio holdings	1,105
Portfolio turnover rate	30%
Total advisory fees paid	$5,465,049

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000196949 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Class Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Trading Symbol	JPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan USD Emerging Markets Sovereign Bond ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 11.64% for the twelve months ended February 28, 2026. The Bloomberg Global Aggregate Index - Unhedged USD returned 8.23% and the JPMorgan Emerging Markets Risk-Aware Bond Index (the "Index") returned 11.99% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the market environment was positive where distressed credits continued to outperform. Geopolitics led to volatility in the asset class but demand for yield continued to drive spreads tighter.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value	January 29, 2018	11.64%	1.90%	2.75%
Bloomberg Global Aggregate Index - Unhedged USD		8.23	(1.23)	0.55
JPMorgan Emerging Markets Risk-Aware Bond Index		11.99	2.40	3.29

Performance Inception Date	Jan. 29, 2018
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 69,197,804
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 253,600
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$69,197,804
Total number of portfolio holdings	202
Portfolio turnover rate	48%
Total advisory fees paid	$253,600

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200807 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders MSCI US REIT ETF
Class Name	JPMorgan BetaBuilders MSCI US REIT ETF
Trading Symbol	BBRE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders MSCI US REIT ETF	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.63% for the twelve months ended February 28, 2026. The MSCI USA Index returned 16.57% and the MSCI US REIT Custom Capped Index (the "Index") returned 7.81% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributor to returns was its allocations to health care REITs, while its largest detractor from returns was its allocation to residential REITs.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value	June 15, 2018	7.63%	7.50%	7.04%
MSCI USA Index		16.57	13.58	14.22
MSCI US REIT Custom Capped Index		7.81	7.64	7.17

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,113,652,004
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,028,871
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,113,652,004
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Total advisory fees paid	$1,028,871

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond ETF
Class Name	JPMorgan Core Plus Bond ETF
Trading Symbol	JCPB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond ETF	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.13% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s allocation to securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  The Fund’s allocation to high yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF - Net Asset Value	January 28, 2019	7.13%	1.51%	3.17%
Bloomberg U.S. Aggregate Index		6.26	0.42	2.16

Performance Inception Date	Jan. 28, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 10,608,913,398
Holdings Count | Holding	2,596
Advisory Fees Paid, Amount	$ 28,484,521
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$10,608,913,398
Total number of portfolio holdings	2,596
Portfolio turnover rate	58%
Total advisory fees paid	$28,484,521

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000205215 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal ETF
Class Name	JPMorgan Municipal ETF
Trading Symbol	JMUB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 4.72% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 5.61% for the twelve months ended February 28, 2026.
  The Fund’s underweight to the transportation sector took from performance as this sector outperformed.
  Being underweight AA-rated bonds hurt performance as this sector outperformed.
  The Fund’s overweight to housing bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to A-rated bonds boosted performance as they outperformed.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF - Net Asset Value	October 29, 2018	4.72%	1.73%	3.23%
Bloomberg US Municipal Index		4.96	1.44	2.84
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		5.61	1.74	2.85

Performance Inception Date	Oct. 29, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jul. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 7,123,684,953
Holdings Count | Holding	1,840
Advisory Fees Paid, Amount	$ 7,095,761
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,123,684,953
Total number of portfolio holdings	1,840
Portfolio turnover rate	38%
Total advisory fees paid	$7,095,761

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
On July 30, 2025, shareholders of the JPMorgan National Municipal Income Fund approved the proposed Agreement and Plan of Reorganization, pursuant to which JPMorgan National Municipal Income Fund (the “Target Fund”) will transfer all of its assets and liabilities to the Fund (the “Acquiring Fund”) in exchange for the shares of the Acquiring Fund (the “Reorganization”). Additionally, at a meeting held on April 15, 2025, each of the Boards of Trustees of JPMorgan Trust I and J.P. Morgan Exchange-Traded Fund Trust (together, the “Board”) approved the Reorganization. The Reorganization was effective after the close of business on October 24, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class A, C, I and R6 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Name [Text Block]	On July 30, 2025, shareholders of the JPMorgan National Municipal Income Fund approved the proposed Agreement and Plan of Reorganization, pursuant to which JPMorgan National Municipal Income Fund (the “Target Fund”) will transfer all of its assets and liabilities to the Fund (the “Acquiring Fund”) in exchange for the shares of the Acquiring Fund (the “Reorganization”). Additionally, at a meeting held on April 15, 2025, each of the Boards of Trustees of JPMorgan Trust I and J.P. Morgan Exchange-Traded Fund Trust (together, the “Board”) approved the Reorganization.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Income ETF
Class Name	JPMorgan Ultra-Short Municipal Income ETF
Trading Symbol	JMST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Income ETF	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 3.22% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.49% for the twelve months ended February 28, 2026.
  The Fund’s underweight to effective duration took from performance as front-end municipal rates rallied on the year.
  Being underweight the IDR/PCR sector hurt performance in the Fund as this sector outperformed.
  The overweight to out-of-index 2- to 5-year maturity bonds was additive to performance on the year as they outperformed.
  The Fund’s underweight to AA-rated bonds boosted performance as they underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value	October 16, 2018	3.22%	2.22%	2.17%
Bloomberg US Municipal Index		4.96	1.44	2.88
Bloomberg 1-Year Municipal Bond Index		3.49	1.90	1.98

Performance Inception Date	Oct. 16, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,173,074,473
Holdings Count | Holding	1,574
Advisory Fees Paid, Amount	$ 7,656,637
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,173,074,473
Total number of portfolio holdings	1,574
Portfolio turnover rate	53%
Total advisory fees paid	$7,656,637

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000206281 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Trading Symbol	BBCB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.58% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Corporate Bond Index (the "Index") returned 6.58% for the twelve months ended February 28, 2026.
  As designed, the Fund delivered returns closely corresponding to the Index, driven largely by neutral positioning across sector, duration and credit quality.
  The Fund’s security selection in the financials and communications sectors contributed positively to performance relative to the Index. However, the Fund’s security selection in the transportation and utility sectors detracted from relative performance.
  The Fund’s security selection within BBB-rated bonds contributed to returns relative to the Index. Conversely, the Fund’s security selection within A-rated bonds detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value	December 12, 2018	6.58%	0.74%	3.34%
Bloomberg U.S. Aggregate Index		6.26	0.42	2.32
Bloomberg U.S. Corporate Bond Index		6.58	0.81	3.47

Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 44,033,062
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 15,717
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$44,033,062
Total number of portfolio holdings	1,187
Portfolio turnover rate	27%
Total advisory fees paid	$15,717

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000206282 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Class Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Trading Symbol	BBAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.23% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were allocations to the investment grade credit and commercial mortgage-backed securities sectors, while the largest detractor from returns was an allocation to the agency mortgage sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value	December 12, 2018	6.23%	0.31%	2.14%
Bloomberg U.S. Aggregate Index		6.26	0.42	2.32

Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,157,130,245
Holdings Count | Holding	1,754
Advisory Fees Paid, Amount	$ 328,035
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,157,130,245
Total number of portfolio holdings	1,754
Portfolio turnover rate	76%
Total advisory fees paid	$328,035

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000225677 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus ETF
Class Name	JPMorgan Short Duration Core Plus ETF
Trading Symbol	JSCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.12% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities, commercial mortgage-backed securities  and asset-backed securities—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s lack of exposure to non-U.S. government-related credit detracted from performance. Additionally, underweight positions in non-financial, BBB-rated securities and industrials modestly weighed on returns.
  Cash used to maintain liquidity within the Fund along with duration and curve positioning were slight detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Short Duration Core Plus ETF - Net Asset Value	March 1, 2021	6.12%	2.64%
Bloomberg U.S. Aggregate Index		6.26	0.42
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82

Performance Inception Date	Mar. 01, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,351,542,491
Holdings Count | Holding	1,154
Advisory Fees Paid, Amount	$ 2,780,198
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,351,542,491
Total number of portfolio holdings	1,154
Portfolio turnover rate	72%
Total advisory fees paid	$2,780,198

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000229632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income ETF
Class Name	JPMorgan Income ETF
Trading Symbol	JPIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.73% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities, agency mortgage-backed securities (MBS) and non-agency MBS. Asset-backed securities also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield also contributed, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positioning was the sole detractor from relative performance over the period, amid heightened rate and foreign currency volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Income ETF - Net Asset Value	October 28, 2021	6.73%	3.66%
Bloomberg U.S. Aggregate Index		6.26	0.36

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,268,148,172
Holdings Count | Holding	2,469
Advisory Fees Paid, Amount	$ 19,596,851
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,268,148,172
Total number of portfolio holdings	2,469
Portfolio turnover rate	157%
Total advisory fees paid	$19,596,851

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000231436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Inflation Managed Bond ETF
Class Name	JPMorgan Inflation Managed Bond ETF
Trading Symbol	JCPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Inflation Managed Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 5.98% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the Bloomberg 1-10 Year U.S. TIPS Index (the "Index") returned 5.79%, and the Bloomberg U.S. Intermediate Aggregate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s duration positioning contributed positively to performance over the period, as the Fund tactically adjusted rates exposure while keeping an overweight versus the Index.
  The Fund’s allocation to investment grade corporate bonds contributed positively to performance over the period.
  The Fund’s allocation to agency mortgages, including agency pass‑throughs and collateralized mortgage obligations, contributed positively to performance over the period.
  The Fund’s allocation to securitized credit, led by asset-backed securities (primarily in autos) and commercial mortgage-backed securities (primarily in single-family rentals) contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Inflation Managed Bond ETF - Net Asset Value	November 30, 2010*	5.98%	2.81%	3.12%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-10 Year U.S. TIPS Index		5.79	2.81	3.24
Bloomberg U.S. Intermediate Aggregate Index		6.58	1.16	2.04
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).

Performance Inception Date	Nov. 30, 2010	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 795,917,495
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 2,089,538
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$795,917,495
Total number of portfolio holdings	762
Portfolio turnover rate	81%
Total advisory fees paid	$2,089,538

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000231439 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Realty Income ETF
Class Name	JPMorgan Realty Income ETF
Trading Symbol	JPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Realty Income ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.00% for the twelve months ended February 28, 2026. The S&P 500 Index returned 16.99%, the FTSE NAREIT All Equity REITs Index (the "Index") returned 7.41%, and the MSCI US REIT Index returned 9.27% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index. In terms of sector selection, being overweight to office REITs detracted from results, while being overweight to health care REITs contributed to results.
  The Fund’s security selection in the technology and healthcare sectors detracted from performance relative to the Index. The Fund’s security selection in the hotel and residential sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Realty Income ETF - Net Asset Value	May 15, 2006*	6.00%	6.82%	6.75%
S&P 500 Index		16.99	14.19	15.50
FTSE NAREIT All Equity REITs Index		7.41	6.41	7.26
MSCI US REIT Index		9.27	7.99	7.24
*	Inception date for Class R5 Shares of the Acquired Fund (as defined below).

Performance Inception Date	May 15, 2006	[2]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 1, 2023, the Fund’s primary benchmark changed from the MSCI US REIT Index to the FTSE NAREIT All Equity REITs Index to more closely align the Fund’s primary benchmark to the current real estate landscape.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 487,686,187
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,675,054
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$487,686,187
Total number of portfolio holdings	38
Portfolio turnover rate	113%
Total advisory fees paid	$2,675,054

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Trading Symbol	BBSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 4.70% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE US Treasury 1-3 Year Bond Index (the "Index") returned 4.73% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s contribution to returns was primarily driven by security selection within the U.S. Treasury sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value	April 19, 2023	4.70%	4.42%
Bloomberg U.S. Aggregate Index		6.26	4.63
ICE US Treasury 1-3 Year Bond Index		4.73	4.46

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 35,096,174
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 12,392
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$35,096,174
Total number of portfolio holdings	92
Portfolio turnover rate	62%
Total advisory fees paid	$12,392

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000240902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Trading Symbol	BBIB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.45% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE US Treasury 3-10 Year Bond Index Total Return in USD (the "Index") returned 6.46% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s contribution to returns was primarily driven by security selection within the U.S. Treasury sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value	April 19, 2023	6.45%	4.23%
Bloomberg U.S. Aggregate Index		6.26	4.63
ICE US Treasury 3-10 Year Bond Index Total Return in USD		6.46	4.25

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 26,166,471
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,314
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$26,166,471
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid	$9,314

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000240903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Trading Symbol	BBLB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 2.69% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE US Treasury 20+ Year Bond Index (the "Index") returned 2.69% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s contribution to returns was primarily driven by security selection within the U.S. Treasury sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value	April 19, 2023	2.69%	(0.63)%
Bloomberg U.S. Aggregate Index		6.26	4.63
ICE US Treasury 20+ Year Bond Index		2.69	(0.64)

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,207,866
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,460
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,207,866
Total number of portfolio holdings	41
Portfolio turnover rate	19%
Total advisory fees paid	$3,460

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241196 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Municipal ETF
Class Name	JPMorgan High Yield Municipal ETF
Trading Symbol	JMHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Municipal ETF	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 3.94% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg High Yield Municipal Bond Index (the "Index") returned 3.11%, and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index returned 4.32% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the intermediate duration/replaced principal (IDR/PCR) sector detracted from relative performance as this sector underperformed for the year.
  The Fund’s underweight to AA-rated bonds also detracted from relative performance as they outperformed for the year.
  The Fund’s overweight to the hospital sector contributed to relative performance as this sector outperformed for the year.
  The overweight to A-rated bonds also contributed to relative performance as they outperformed for the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Municipal ETF - Net Asset Value	September 17, 2007*	3.94%	0.97%	2.48%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg High Yield Municipal Bond Index		3.11	2.52	4.45
Bloomberg 65% High Grade Index / 35% High Yield Total Return Index		4.32	1.82	3.15
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Sep. 17, 2007	[3]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 257,513,173
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 736,596
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$257,513,173
Total number of portfolio holdings	204
Portfolio turnover rate	52%
Total advisory fees paid	$736,596

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000241197 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Limited Duration Bond ETF
Class Name	JPMorgan Limited Duration Bond ETF
Trading Symbol	JPLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Limited Duration Bond ETF	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 5.60% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 4.92% for the twelve months ended February 28, 2026.
  The ETF’s significant out-of-benchmark allocation to the securitized sector was the primary driver of excess returns, with agency RMBS, ABS, CMBS, non-agency mortgages, and CLOs all contributing positively during the period.
  The ETF’s underweight allocation to investment grade corporate bonds modestly detracted from performance.
  The absence of exposure to emerging markets slightly detracted from performance, as the benchmark included some exposure while the ETF did not.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Limited Duration Bond ETF - Net Asset Value	February 22, 2005	5.60%	3.29%	2.87%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		4.92	2.12	2.10

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 3,588,883,397
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 4,431,883
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,588,883,397
Total number of portfolio holdings	648
Portfolio turnover rate	53%
Total advisory fees paid	$4,431,883

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Sustainable Municipal Income ETF
Class Name	JPMorgan Sustainable Municipal Income ETF
Trading Symbol	JMSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Sustainable Municipal Income ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 4.94% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 5.61% for the twelve months ended February 28, 2026.
  The Fund’s overweight to housing bonds was additive to performance on the year as they outperformed.
  The Fund’s underweight to the long end of the curve, specifically the +10-year effective duration bucket, boosted performance as it underperformed on the year.
  The Fund’s underweight to the transportation sector detracted from performance as this sector outperformed on the year.
  Being underweight AA-rated bonds hurt performance, as they outperformed.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Sustainable Municipal Income ETF - Net Asset Value	February 9, 1993*	4.94%	1.47%	2.08%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		5.61	1.74	2.34
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Feb. 09, 1993	[4]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 366,020,660
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 870,606
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$366,020,660
Total number of portfolio holdings	270
Portfolio turnover rate	54%
Total advisory fees paid	$870,606

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000244901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Bond ETF
Class Name	JPMorgan Active Bond ETF
Trading Symbol	JBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Bond ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.20% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to performance relative to the Index.
  The Fund’s underweight to Treasuries and subsequent overweight to Non-Agency MBS and CMBS contributed to relative performance.
  Security selection, especially within securitized credit, Agency MBS and investment-grade credit, contributed to relative performance.
  The Fund’s underweight to investment-grade credit and overweight to ABS detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Bond ETF - Net Asset Value	October 11, 2023	7.20%	8.70%
Bloomberg U.S. Aggregate Index		6.26	7.14

Performance Inception Date	Oct. 11, 2023
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,689,803,211
Holdings Count | Holding	1,519
Advisory Fees Paid, Amount	$ 8,239,302
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,689,803,211
Total number of portfolio holdings	1,519
Portfolio turnover rate	42%
Total advisory fees paid	$8,239,302

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000255145 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active High Yield ETF
Class Name	JPMorgan Active High Yield ETF
Trading Symbol	JPHY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active High Yield ETF (the "Fund") for the period of June 24, 2025 (fund inception) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active High Yield ETF	$31	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.45%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 5.08% for the period from Fund inception to February 28, 2026. The Bloomberg U.S. Aggregate Index returned 5.44% and the ICE BofA US High Yield Constrained Index (the "Index") returned 5.06% for the period.
  The Fund outperformed the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis, the Fund’s largest contributor to returns was security selection within the media entertainment, technology and independent energy sectors.
  The Fund’s largest detraction from returns was security selection within the healthcare, cable satellite and transportation sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Active High Yield ETF - Net Asset Value	June 24, 2025	5.08%
Bloomberg U.S. Aggregate Index		5.44
ICE BofA US High Yield Constrained Index		5.06
*	Not annualized.

Performance Inception Date	Jun. 24, 2025
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 2,152,199,834
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 6,383,707
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,152,199,834
Total number of portfolio holdings	509
Portfolio turnover rate	19%
Total advisory fees paid	$6,383,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000257464 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities ETF
Class Name	JPMorgan Mortgage-Backed Securities ETF
Trading Symbol	JMTG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.76% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. MBS Index (the "Index") returned 7.54% for the twelve months ended February 28, 2026.
  Mortgage-related securitized credit outperformed agency mortgage-backed securities (MBS) of the same duration. Mortgage-related securitized credit includes sectors such as non-agency MBS, non-agency commercial mortgage-backed securities (CMBS) and mortgage-related asset-backed securities.
  The Fund’s agency residential mortgage-backed securities (RMBS) outperformed the Fund’s agency CMBS securities over the period.
  Many of our specified pools, chosen for their more stable cash flows, struggled during this period of range-bound rates and decreasing fixed income volatility. In many cases, this meant that benchmark agency RMBS were able to outperform portfolio agency RMBS.
  Cash used to maintain liquidity within the Fund was a slight detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities ETF - Net Asset Value	February 22, 2005*	7.76%	1.69%	2.64%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. MBS Index		7.54	0.68	1.63
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).

Performance Inception Date	Feb. 22, 2005	[6]
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,621,239,591
Holdings Count | Holding	2,498
Advisory Fees Paid, Amount	$ 13,600,248
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,621,239,591
Total number of portfolio holdings	2,498
Portfolio turnover rate	46%
Total advisory fees paid	$13,600,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on June 27, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is February 22, 2005.
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to give the Fund additional flexibility, private placements and zero-coupon securities were added as principal investment strategies and the 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase was removed.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Strategies [Text Block]
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to give the Fund additional flexibility, private placements and zero-coupon securities were added as principal investment strategies and the 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase was removed.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000260023 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Flexible Debt ETF
Class Name	JPMorgan Flexible Debt ETF
Trading Symbol	JFLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Flexible Debt ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Flexible Debt ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.44% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products contributed to relative performance. The Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s allocation to investment-grade credit contributed to relative performance as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  The Fund’s exposure to emerging markets debt contributed to relative performance, led by its allocation to local currency bonds.
  High yield contributed to relative performance, as risk-on sentiment largely prevailed throughout the year.
  The Fund’s duration positioning modestly contributed, while its foreign exchange exposure marginally detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Flexible Debt ETF - Net Asset Value	November 1, 2011*	7.44%	3.97%	4.23%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).

Performance Inception Date	Nov. 01, 2011	[7]
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,289,356,422
Holdings Count | Holding	1,576
Advisory Fees Paid, Amount	$ 4,722,256
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,289,356,422
Total number of portfolio holdings	1,576
Portfolio turnover rate	144%
Total advisory fees paid	$4,722,256

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan Unconstrained Debt Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on September 26, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 1, 2011.
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to give it additional flexibility, it will be able to invest up to 5% in Sukuks and the prospectus disclosure related to the Acquired Fund investing a significant amount of its assets in sub-prime mortgage-related securities was removed.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000263971 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market ETF
Class Name	JPMorgan 100% U.S. Treasury Securities Money Market ETF
Trading Symbol	JMMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market ETF (the "Fund") for the period of December 10, 2025 (fund inception) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market ETF	$3	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.16%	[8]
Net Assets	$ 54,055,370
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 18,368
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$54,055,370
Total number of portfolio holdings	44
Total advisory fees paid	$18,368

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	14.3
8–30 calendar days	47.9
31–60 calendar days	15.8
61–90 calendar days	4.4
91–180 calendar days	13.9
181+ calendar days	3.7

[1]	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
[2]	Inception date for Class R5 Shares of the Acquired Fund (as defined below).
[3]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[4]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[5]	This charge is annualized.
[6]	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
[7]	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
[8]	This charge is annualized.